Debt -Schedule of Fiscal Year Maturities of Long-Term Debt, Excluding Capital and Finance Lease Obligations (Detail) $ in Millions	Jun. 27, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 9.4
2017	673.2
2018	13.5
2019	7.5
2020	705.0
Total long-term debt, excluding capital and finance lease obligations	$ 1,408.6